Risk management - Market, structural and liquidity risk (Details) € in Thousands	12 Months Ended
	Dec. 31, 2025 EUR (€) remuneration_component scenario	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Transactional deposits (in percentage)	75.00%
Deposit insured with deposit guarantee systems, retail deposits (in percentage)	80.00%
Loans and advances to customers	€ 1,867,515,000	€ 1,837,081,000	€ 1,797,062,000
Market risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk management, VaR calculation, time frame	2 years
VaR	€ 18,700	18,700	13,500
Increase (decrease) compared to last year increase in fair value of financial liability	€ (30)
VaR confidence level, percent	99.00%
VaE confidence level, percent	99.00%
Loans and advances to customers	€ 1,867,515,000
Market risk | Weighted average
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	€ 17,600	17,100	11,700
Market risk | Minimum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk management, VaR calculation, time frame	520 days
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	€ 15,300	20,200	11,100
Interest rate risk | NII risk concentration | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase in profit due to reasonably possible increase in designated risk component	49,000
Interest rate risk | NII risk concentration | Brazil
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase in profit due to reasonably possible increase in designated risk component	57,000
Interest rate risk | NII risk concentration | Euro | Total Europe
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase in profit due to reasonably possible increase in designated risk component	561,000
Interest rate risk | NII risk concentration | Pound sterling | Total Europe
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase in profit due to reasonably possible increase in designated risk component	169,000
Interest rate risk | NII risk concentration | US dollar | Total Europe
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase in profit due to reasonably possible increase in designated risk component	50,000
Interest rate risk | EVE risk concentration | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase in profit due to reasonably possible increase in designated risk component	570,000
Interest rate risk | EVE risk concentration | Brazil
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase in profit due to reasonably possible increase in designated risk component	257,000
Interest rate risk | EVE risk concentration | Chile
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase in profit due to reasonably possible increase in designated risk component	225,000
Interest rate risk | EVE risk concentration | Pound sterling | Total Europe
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase in profit due to reasonably possible increase in designated risk component	1,087,000
Interest rate risk | EVE risk concentration | US dollar | Total Europe
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase in profit due to reasonably possible increase in designated risk component	104,000
Interest rate risk | EVE risk concentration | Polish zloty | Total Europe
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase in profit due to reasonably possible increase in designated risk component	614,000
Interest rate risk | Weighted average
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	16,500	17,000	12,200
Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	€ 6,300	5,900	4,800
Core capital ratio for foreign exchange rate risk	100.00%
Currency risk | Weighted average
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	€ 7,400	5,800	5,300
Equities
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	8,100	9,500	6,000
Equities | Equity instruments
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	€ 147,000	127,000	171,000
VaR confidence level, percent	99.00%
Time frame, historical simulation	1 day
Equities | Weighted average
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	€ 6,500	€ 6,000	€ 3,200
Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of standard scenarios defined | scenario	5
Percent of total assets encumbered	23.10%
Total assets encumbered	€ 2,122,932,000
Liquidity risk | Of which property collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of categories of encumbered assets | remuneration_component	2
Assets, collateral received and own debt securities issued other than covered bonds and ABSs encumbered	€ 491,519,000
Matching liabilities, contingent liabilities or securities lent	472,045,000
Liquidity risk | Of which property collateral | On-balance-sheet assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances to customers	€ 304,923,000
Percent of total assets encumbered	50.00%
Liquidity risk | Of which property collateral | Off-balance-sheet assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
Guarantees received committed	€ 185,160,000